Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 10,175	$ 10,052
Share-based payments	2,235	2,172
Key management personnel compensation	12,410	12,224
Company owned by a former director [member]
Disclosure of transactions between related parties [line items]
Consulting services	$ 0	$ 100